Operating Revenue	12 Months Ended
Dec. 31, 2015
Operating Revenue
Operating Revenue

16. Operating Revenue

        Operating revenue from significant customers (constituting more than 10% of total revenue) for the years ended December 31, were as follows:

Charterer	2016	2015	2014
HMM Korea	32%	28%	28%
CMA CGM	29%	26%	27%
Hanjin	10%	17%	18%
YML	12%	13%	11%